Parent Company Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS:
Cash and cash equivalents	$ 40,778	$ 39,251	$ 27,321	$ 37,689
Available for sale securities, at fair value	175,132	173,040
Other assets	6,713	7,412
Total assets	1,481,834	1,350,533
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	1,327,504	1,192,794
Shareholders' equity	154,330	157,739	152,842	125,759
Total liabilities and shareholders' equity	1,481,834	1,350,533
Parent Company [Member]
ASSETS:
Cash and cash equivalents	3,546	12,930	$ 6,589	$ 9,591
Available for sale securities, at fair value	5,009	2,992
Investment In Savings Institute Bank and Trust Company	149,058	144,588
ESOP note receivable	4,176	4,671
Income Taxes Receivable	325	446
Other assets	755	765
Total assets	162,869	166,392
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	8,539	8,653
Shareholders' equity	154,330	157,739
Total liabilities and shareholders' equity	$ 162,869	$ 166,392